Significant Accounting Policies (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies
Net income	$ 3,174,509	$ 2,880,443	$ 2,842,311	$ 1,861,239	$ 2,371,300	$ 2,261,943	$ 2,419,298	$ 1,771,905	$ 10,758,502	$ 8,824,446
Less: dividends to preferred shareholders									54,375	87,500
Net income available to common shareholders									$ 10,704,127	$ 8,736,946
Weighted average number of common shares used in computing earnings per share									5,274,785	5,204,768
Earnings per common share	$ 0.60	$ 0.54	$ 0.54	$ 0.35	$ 0.45	$ 0.43	$ 0.46	$ 0.34	$ 2.03	$ 1.68